Consolidated Balance Sheets - ABTI Pharma Limited (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0.001
[custom:OrdinaryStockSharesIssued-0]	100	2
Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share	$ 1.36	$ 1.36
[custom:OrdinaryStockSharesIssued-0]	100
[custom:OrdinaryStockSharesOutstanding-0]	100